Capital Structure - The Maxim Group Equity Distribution Agreement (Details) - USD ($)	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Jan. 27, 2017
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of stock	$ 1,693,498	$ 1,000,000
Equity Distribution Agreement | Maxim
Subsidiary, Sale of Stock [Line Items]
Equity distribution agreement authorized amount of common stock (in shares)			$ 12,075,338
Proceeds from sale of stock	$ 938,000
Equity Distribution Agreement | Common stock | Maxim
Subsidiary, Sale of Stock [Line Items]
Common stock issued (in shares)	1,336,433
Additional shares available to be issued	$ 2,900,000